Contingency	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingency

NOTE 6 – CONTINGENCY

The Company entered into a Secured Note and Common Stock Purchase Agreement (the “Agreement”) with I2BF Biodiesel, Ltd. (“I2BF”) and Blue Day SC Ventures, (“Blue Day”) (each, an “Investor” and collectively, the “Investors”). The Company offered to the Investors: (a) a minimum of $3,000,000 in aggregate principal of Secured Promissory Notes (“Notes”) issued for new cash investment in the Company as of the date of the Agreement (the “Initial Investment”), (b) $12,382,271 in aggregate principal amount of Notes issued concurrently with the Initial Investment in exchange for the surrender and cancellation of existing indebtedness and equity securities of the Company outstanding in favor of the Investors, (c) up to an additional $1,725,000 principal amount of Notes issued to I2BF in a subsequent closing, and (d) as consideration for such new investment and the restructuring of the existing indebtedness and equity securities, common stock representing an aggregate of forty-five percent (45%) of the fully diluted equity of the Company and certain adjustment rights relating to such common stock as are set forth in the Agreement. The first Closing on July 15, 2009 (the “Initial Closing”) was for the sale of Notes in the aggregate principal amount of $15,382,271 and an aggregate of 55,586,157 shares of the Common Stock of the Company, evidencing not less than 39.895% of the outstanding the common stock determined on a fully diluted basis, and was consummated simultaneously with the execution of the Agreement (the “Closing Date”).

I2BF was required to make an additional investment in Notes with an aggregate principal amount of $1,725,000 and be issued 10,238,381 additional shares of Common Stock, and an additional Closing shall be held with respect to such investment (the “Balance Closing”) if and as soon as practicable following the closing of the credit facility currently under negotiation between the Company and Banco Internacional del Perú S.A.A. (“Interbank”) and evidenced by that certain letter of intent dated May 29, 2009 (the “Interbank Facility”), provided that the Interbank Facility shall provide credit to the Company and its subsidiaries of not less than $15,000,000. The obligation (but not the right) of I2BF to participate in the Balance Closing shall cease in the event that the Interbank Facility was not closed by October 15, 2009.

In light of the age of this debt obligation, unless its terms have been amended to avoid the six year statute of limitations under NRS 11.190(1)(b) for initiating collection actions for written debt obligations, it may no longer be a valid claim against us. To ascertain with certainty whether that is the case, we filed on September 20, 2021 an Application by Custodia to Bar Unasserted Claims in the District Court of the State of Nevada in and for Clark County. A motion to bar claims has been granted effective February 10, 2022.

Pursuant to ASC 450-20-50-3, disclosure of the contingency shall be made if there is at least a reasonable possibility that a loss or an additional loss may have been incurred and either of the following conditions exists: (a) an accrual is not made for a loss contingency because (1) information available before the financial statements are issued or are available to be issued indicates that it is probable an asset had been impaired or liability had been incurred at the date of the financial statements (it is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss); and (2) the amount of the loss can be reasonably estimated; or (b) an exposure to loss exists in excess of the amount accrued pursuant to the range of loss estimates pursuant to ASC 450-20-30-1.

Based on the age of the debt obligation and the fact that a motion to bar claims has been granted, the Company does not consider this obligation probable, nor can they reasonably estimate a range of loss.

As a result, no accrual has been estimated and recorded as of the balance sheet dates.

NOTE 5– CONTINGENCY

The Company entered into a Secured Note and Common Stock Purchase Agreement (the “Agreement”) with I2BF Biodiesel, Ltd. (“I2BF”) and Blue Day SC Ventures, (“Blue Day”) (each, an “Investor” and collectively, the “Investors”). The Company offered to the Investors: (a) a minimum of $3,000,000 in aggregate principal of Secured Promissory Notes (“Notes”) issued for new cash investment in the Company as of the date of the Agreement (the “Initial Investment”), (b) $12,382,271 in aggregate principal amount of Notes issued concurrently with the Initial Investment in exchange for the surrender and cancellation of existing indebtedness and equity securities of the Company outstanding in favor of the Investors, (c) up to an additional $1,725,000 principal amount of Notes issued to I2BF in a subsequent closing, and (d) as consideration for such new investment and the restructuring of the existing indebtedness and equity securities, common stock representing an aggregate of forty-five percent (45%) of the fully diluted equity of the Company and certain adjustment rights relating to such common stock as are set forth in the Agreement. The first Closing on July 15, 2009 (the “Initial Closing”) was for the sale of Notes in the aggregate principal amount of $15,382,271 and an aggregate of 55,586,157 shares of the Common Stock of the Company, evidencing not less than 39.895% of the outstanding the common stock determined on a fully diluted basis, and was consummated simultaneously with the execution of the Agreement (the “Closing Date”).

I2BF was required to make an additional investment in Notes with an aggregate principal amount of $1,725,000 and be issued 10,238,381 additional shares of Common Stock, and an additional Closing shall be held with respect to such investment (the “Balance Closing”) if and as soon as practicable following the closing of the credit facility currently under negotiation between the Company and Banco Internacional del Perú S.A.A. (“Interbank”) and evidenced by that certain letter of intent dated May 29, 2009 (the “Interbank Facility”), provided that the Interbank Facility shall provide credit to the Company and its subsidiaries of not less than $15,000,000. The obligation (but not the right) of I2BF to participate in the Balance Closing shall cease in the event that the Interbank Facility was not closed by October 15, 2009.

In light of the age of this debt obligation, unless its terms have been amended to avoid the six year statute of limitations under NRS 11.190(1)(b) for initiating collection actions for written debt obligations, it may no longer be a valid claim against us. To ascertain with certainty whether that is the case, we filed on September 20, 2021 an Application by Custodia to Bar Unasserted Claims in the District Court of the State of Nevada in and for Clark County. A motion to bar claims has been granted effective February 10, 2022.

Pursuant to ASC 450-20-50-3, disclosure of the contingency shall be made if there is at least a reasonable possibility that a loss or an additional loss may have been incurred and either of the following conditions exists: (a) an accrual is not made for a loss contingency because (1) information available before the financial statements are issued or are available to be issued indicates that it is probable an asset had been impaired or liability had been incurred at the date of the financial statements (it is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss); and (2) the amount of the loss can be reasonably estimated; or (b) an exposure to loss exists in excess of the amount accrued pursuant to the range of loss estimates pursuant to ASC 450-20-30-1.

Based on the age of the debt obligation and the fact that a motion to bar claims has been granted, the Company does not consider this obligation probable, nor can they reasonably estimate a range of loss.

As a result, no accrual has been estimated and recorded as of the balance sheet dates.